Recently Issued International Financial Reporting Standards - Consolidated Statements of Financial Positions (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated loss	€ (175,085)	€ (158,775)	[1]	€ (106,905)
Deferred revenue, non-current	97,675	112,551	[1]	27,934
Deferred revenue	€ 16,934	15,935	[1]	3,492
Previously stated [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated loss		(167,480)		(107,295)
Deferred revenue, non-current		130,195		30,206
Deferred revenue		6,996		1,610
Increase (decrease) due to application of IFRS 15 [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated loss		8,705		390
Deferred revenue, non-current		(17,644)		(2,272)
Deferred revenue		€ 8,939		€ 1,882

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.